UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
Name:         CAK Capital Management, Inc.
              d/b/a/ Knott Capital Management
Address:      224 Valley Creek Blvd.
              Suite 100
              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                              Name: June M. George
                        Title: Chief Compliance Officer
                             Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June M. George               Exton, PA                  October 11, 2006
-----------------------------   ----------------------      -----------------
    June M. George               City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $790,428 (thousands)

List of Other Included Managers: NONE



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
                           FORM 13F INFORMATION TABLE

FORM 13-F 9/30/06
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America                COM              060505104    33703   629144 SH       SOLE                   629144
                                                               573    10690 SH       OTHER                   10690
Bristol-Myers Squibb           COM              110122108     1878    75350 SH       OTHER                   75350
CVS Corp                       COM              126650100    21033   654815 SH       SOLE                   654815
                                                               154     4810 SH       OTHER                    4810
Cephalon Inc.                  COM              156708109    29026   470058 SH       SOLE                   470058
                                                               251     4065 SH       OTHER                    4065
Colgate-Palmolive              COM              194162103    35450   570846 SH       SOLE                   570846
                                                               273     4400 SH       OTHER                    4400
Covance Inc.                   COM              222816100    21137   318428 SH       SOLE                   318428
                                                               340     5120 SH       OTHER                    5120
Danaher Corporation            COM              235851102    27259   396960 SH       SOLE                   396960
                                                               351     5115 SH       OTHER                    5115
Diageo                         COM              25243Q205    36919   519695 SH       SOLE                   519695
                                                               566     7965 SH       OTHER                    7965
Edwards Lifesciences           COM              28176E108    24177   518936 SH       SOLE                   518936
                                                               284     6105 SH       OTHER                    6105
Embarq Corporation             COM              29078E105     2609    53932 SH       SOLE                    53932
                                                                 4       78 SH       OTHER                      78
Hartford Financial Services    COM              416515104    30047   346365 SH       SOLE                   346365
                                                               216     2485 SH       OTHER                    2485
ING Groep                      COM              456837103    34426   782773 SH       SOLE                   782773
                                                               434     9860 SH       OTHER                    9860
Kellogg Company                COM              487836108    33866   683887 SH       SOLE                   683887
                                                               291     5875 SH       OTHER                    5875
McDonalds Corporation          COM              580135101    34635   885351 SH       SOLE                   885351
                                                               328     8380 SH       OTHER                    8380
McGraw-Hill Companies          COM              580645109    32089   552969 SH       SOLE                   552969
                                                               277     4775 SH       OTHER                    4775
Medco Health Solutions         COM              58405U102    31476   523644 SH       SOLE                   523644
                                                               275     4575 SH       OTHER                    4575
Microsoft Corporation          COM              594918104    27438  1003218 SH       SOLE                  1003218
                                                               393    14370 SH       OTHER                   14370
Novartis                       COM              66987V109    34454   589560 SH       SOLE                   589560
                                                               265     4540 SH       OTHER                    4540
PepsiCo Inc.                   COM              713448108    41186   631107 SH       SOLE                   631107
                                                               385     5905 SH       OTHER                    5905
Pharmaceutical Produc          COM              717124101    30829   863802 SH       SOLE                   863802
                                                               380    10635 SH       OTHER                   10635
Praxair Inc.                   COM              74005P104    33909   573178 SH       SOLE                   573178
                                                               227     3845 SH       OTHER                    3845
Rockwell Automation            COM              773903109    35352   608464 SH       SOLE                   608464
                                                               457     7870 SH       OTHER                    7870
Sanofi-Aventis ADS             COM              80105N105    40175   903422 SH       SOLE                   903422
                                                               531    11945 SH       OTHER                   11945
Staples Inc.                   COM              855030102    29596  1216441 SH       SOLE                  1216441
                                                               240     9850 SH       OTHER                    9850
Textron Inc.                   COM              883203101    36737   419846 SH       SOLE                   419846
                                                               765     8745 SH       OTHER                    8745
UnitedHealth Group             COM              91324P102    35654   724666 SH       SOLE                   724666
                                                               408     8300 SH       OTHER                    8300
Walgreen Company               COM              931422109     2530    57000 SH       OTHER                   57000
Wyeth                          COM              983024100     4169    82000 SH       OTHER                   82000

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